Investments in Subsidiaries	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Investments in Subsidiaries
Investments in Subsidiaries

17 – Investments in Subsidiaries

(DKK million)	2024	2023

Cost at January 1	5,237	4,735
Additions	13,208	502
Cost at December 31	18,445	5,237

Impairment at January 1	(1,929)	(1,929)
Impairment for the year	(10,402)	-

Impairment at December 31	(12,331)	(1,929)

Carrying amount at December 31	6,114	3,308

Additions primarily related to the DKK 12.5 billion capital contribution to Genmab US, for the acquisition of ProfoundBio.

A DKK 10.4 billion impairment loss was recorded related to Genmab A/S’ indirect investment in ProfoundBio US.

Refer to Note 1.1 in the consolidated financial statements for a listing of subsidiaries owned by Genmab A/S, Note 5.5 in the consolidated financial statements of the group for additional information regarding the acquisition of ProfoundBio and Note 14 in the parent company financial statements for further details related to the transfer of ProfoundBio US intangible assets to Genmab A/S.